Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments March 31,2024
(Unaudited)
SPXX
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.6%
X –
COMMON STOCKS - 99 .2 % X 307,548,145
Automobiles & Components - 1.4%
507 (b) Adient PLC $ 16,690
5,866 Gentex Corp 211,880
2,285 (b) Goodyear Tire & Rubber Co/The 31,373
2,305 Harley-Davidson Inc 100,821
2,241 Lear Corp 324,676
20,298 (b) Tesla Inc 3,568,185
1,213 Thor Industries Inc 142,333
742 (b) Visteon Corp 87,267
Total Automobiles & Components 4,483,225
Banks - 3.5%
52,009 (c) Bank of America Corp 1,972,181
22,295 Citigroup Inc 1,409,936
89 Cullen/Frost Bankers Inc 10,019
85 First Citizens BancShares Inc/NC, Class A 138,975
4,948 First Horizon Corp 76,199
24,320 JPMorgan Chase & Co 4,871,297
4,203 Synovus Financial Corp 168,372
376 (b) Texas Capital Bancshares Inc 23,143
2,090 Webster Financial Corp 106,109
29,478 Wells Fargo & Co 1,708,545
2,496 Wintrust Financial Corp 260,557
Total Banks 10,745,333
Capital Goods - 5.8%
506 Acuity Brands Inc 135,977
1,294 AGCO Corp 159,188
4,907 (b) Boeing Co/The 947,002
2,021 BWX Technologies Inc 207,395
563 Carlisle Cos Inc 220,612
4,996 Caterpillar Inc 1,830,684
1,029 Curtiss-Wright Corp 263,362
3,017 Deere & Co 1,239,203
5,038 Eaton Corp PLC 1,575,282
740 EMCOR Group Inc 259,147
930 Esab Corp 102,830
2,181 Fortune Brands Innovations Inc 184,665
5,399 Graco Inc 504,591
1,527 HEICO Corp 291,657
8,713 Honeywell International Inc 1,788,343
6,141 Illinois Tool Works Inc 1,647,815
936 Lennox International Inc 457,478
1,101 Lincoln Electric Holdings Inc 281,239
2,947 Lockheed Martin Corp 1,340,502
595 (b) MasTec Inc 55,484
1,258 (b) Middleby Corp/The 202,274
1,377 Oshkosh Corp 171,726
2,476 Owens Corning 412,997
4,993 (b),(d) Plug Power Inc 17,176
16,125 Raytheon Technologies Corp 1,572,671
2,981 Sensata Technologies Holding PLC 109,522
2,008 Timken Co/The 175,559
1,360 Toro Co/The 124,617
914 (b) Trex Co Inc 91,172
511 Valmont Industries Inc 116,651

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

SPXX
Shares Description (a) Value
Capital Goods (continued)
637 Watsco Inc $ 275,165
686 WESCO International Inc 117,498
3,189 (b) WillScot Mobile Mini Holdings Corp 148,289
927 WW Grainger Inc 943,037
Total Capital Goods 17,970,810
Commercial & Professional Services - 0.6%
3,007 Booz Allen Hamilton Holding Corp 446,360
425 (b) CACI International Inc, Class A 161,003
463 (b) Clarivate PLC 3,440
786 (b) Clean Harbors Inc 158,230
2,600 (b) ExlService Holdings Inc 82,680
318 (b) FTI Consulting Inc 66,872
2,741 (b) GEO Group Inc/The 38,703
2,665 KBR Inc 169,654
1,061 RB Global Inc 80,816
1,108 Science Applications International Corp 144,472
4,200 SS&C Technologies Holdings Inc 270,354
998 TransUnion 79,640
3,554 Vestis Corp 68,486
Total Commercial & Professional Services 1,770,710
Consumer Discretionary Distribution & Retail - 6.3%
67,878 (b),(c) Amazon.com Inc 12,243,834
839 (b) AutoNation Inc 138,922
1,137 Dick's Sporting Goods Inc 255,666
515 (b) Five Below Inc 93,411
9,417 Home Depot Inc/The 3,612,360
343 Lithia Motors Inc 103,195
7,215 Lowe's Cos Inc 1,837,876
3,604 Macy's Inc 72,044
38 (b) MercadoLibre Inc 57,454
303 Murphy USA Inc 127,018
392 (b) PDD Holdings Inc, ADR 45,570
372 (b) RH 129,553
6,256 (b) Valvoline Inc 278,830
753 (b) Wayfair Inc, Class A 51,114
627 Williams-Sonoma Inc 199,091
Total Consumer Discretionary Distribution & Retail 19,245,938
Consumer Durables & Apparel - 1.0%
1,316 (b) Capri Holdings Ltd 59,615
233 (b) Deckers Outdoor Corp 219,314
8,589 KB Home 608,788
4,505 Leggett & Platt Inc 86,271
3,702 (b) Mattel Inc 73,337
1,396 Meritage Homes Corp 244,942
12,271 NIKE Inc, Class B 1,153,228
4,109 (b) Sonos Inc 78,318
4,744 (b) Taylor Morrison Home Corp 294,934
4,723 Tempur Sealy International Inc 268,361
11,692 (b) Under Armour Inc, Class A 86,287
Total Consumer Durables & Apparel 3,173,395
Consumer Services - 2.1%
3,882 Aramark 126,243
331 Booking Holdings Inc 1,200,828
2,995 Boyd Gaming Corp 201,623
555 (b) Bright Horizons Family Solutions Inc 62,915
979 (b) DoorDash Inc, Class A 134,828

Shares Description (a) Value
Consumer Services (continued)
2,395 (b) DraftKings Inc, Class A $ 108,757
2,846 Hyatt Hotels Corp 454,279
8,883 McDonald's Corp 2,504,561
1,641 (b) Planet Fitness Inc 102,776
1,485 Service Corp International/US 110,202
2,073 (b) Six Flags Entertainment Corp 54,561
12,028 Starbucks Corp 1,099,239
3,429 Travel + Leisure Co 167,884
7,284 Wendy's Co/The 137,231
Total Consumer Services 6,465,927
Consumer Staples Distribution & Retail - 2.3%
1,370 Albertsons Cos Inc, Class A 29,373
2,512 (b) BJ's Wholesale Club Holdings Inc 190,033
410 Casey's General Stores Inc 130,565
3,962 Costco Wholesale Corp 2,902,679
1,590 (b) Performance Food Group Co 118,678
5,221 Target Corp 925,213
2,961 (b) US Foods Holding Corp 159,805
40,986 Walmart Inc 2,466,128
Total Consumer Staples Distribution & Retail 6,922,474
Energy - 3.9%
1,160 (b) Antero Resources Corp 33,640
3,476 ChampionX Corp 124,754
1,457 Cheniere Energy Inc 234,985
2,132 Chesapeake Energy Corp 189,386
18,545 Chevron Corp 2,925,288
838 Chord Energy Corp 149,365
4,421 (b) CNX Resources Corp 104,866
11,647 ConocoPhillips 1,482,430
4,475 Equitrans Midstream Corp 55,893
33,891 Exxon Mobil Corp 3,939,491
1,270 HF Sinclair Corp 76,670
4,787 Liberty Energy Inc 99,187
9,638 Magnolia Oil & Gas Corp, Class A 250,106
6,358 Marathon Petroleum Corp 1,281,137
4,582 Murphy Oil Corp 209,397
11,967 NOV Inc 233,595
4,978 Permian Resources Corp 87,911
4,093 Range Resources Corp 140,922
3,108 SM Energy Co 154,934
14,618 (b) Southwestern Energy Co 110,804
8,230 TechnipFMC PLC 206,655
156 Texas Pacific Land Corp 90,248
6,953 (b) Transocean Ltd 43,665
Total Energy 12,225,329
Equity Real Estate Investment Trusts (REITs) - 2.1%
5,517 Agree Realty Corp 315,131
6,767 American Homes 4 Rent, Class A 248,890
5,198 Americold Realty Trust Inc 129,534
15,872 Brixmor Property Group Inc 372,198
7,025 Cousins Properties Inc 168,881
3,215 CubeSmart 145,382
1,740 EastGroup Properties Inc 312,800
6,011 Equity LifeStyle Properties Inc 387,109
10,582 First Industrial Realty Trust Inc 555,978
4,174 Gaming and Leisure Properties Inc 192,296
10,252 Healthcare Realty Trust Inc 145,066

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

SPXX
Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) (continued)
1,542 Hudson Pacific Properties Inc $ 9,946
10,680 Independence Realty Trust Inc 172,268
320 Innovative Industrial Properties Inc 33,133
2,264 Lamar Advertising Co, Class A 270,345
3,983 Macerich Co/The 68,627
8,772 NNN REIT Inc 374,915
5,266 Omega Healthcare Investors Inc 166,774
3,825 Outfront Media Inc 64,222
5,255 Pebblebrook Hotel Trust 80,980
7,163 Phillips Edison & Co Inc 256,937
1,421 PotlatchDeltic Corp 66,815
9,487 Prologis Inc 1,235,398
3,334 Rexford Industrial Realty Inc 167,700
1,110 Ryman Hospitality Properties Inc 128,327
13,021 SITE Centers Corp 190,758
965 SL Green Realty Corp 53,200
1,074 Sun Communities Inc 138,095
1,196 WP Carey Inc 67,502
Total Equity Real Estate Investment Trusts (REITs) 6,519,207
Financial Services - 8.3%
890 (b) Affirm Holdings Inc 33,161
2,624 Ally Financial Inc 106,508
6,384 American Express Co 1,453,573
5,651 Annaly Capital Management Inc 111,268
15,838 (b),(c) Berkshire Hathaway Inc, Class B 6,660,195
1,444 BlackRock Inc 1,203,863
1,147 (b) Block Inc 97,013
13,049 Charles Schwab Corp/The 943,965
304 (b) Coinbase Global Inc, Class A 80,596
4,161 Corebridge Financial Inc 119,546
5,499 Equitable Holdings Inc 209,017
3,860 Goldman Sachs Group Inc/The 1,612,283
1,068 Interactive Brokers Group Inc, Class A 119,306
8,753 Intercontinental Exchange Inc 1,202,925
3,908 KKR & Co Inc 393,067
508 LPL Financial Holdings Inc 134,214
7,480 Mastercard Inc, Class A 3,602,143
7,780 MGIC Investment Corp 173,961
14,535 Morgan Stanley 1,368,616
440 PennyMac Financial Services Inc 40,080
4,239 Radian Group Inc 141,879
3,649 (b) Robinhood Markets Inc, Class A 73,454
4,781 (b) Rocket Cos Inc, Class A 69,564
3,398 S&P Global Inc 1,445,679
6,607 (b),(d) SoFi Technologies Inc 48,231
1,592 (b) Toast Inc, Class A 39,673
1,119 Tradeweb Markets Inc, Class A 116,566
14,045 Visa Inc, Class A 3,919,678
4,222 Voya Financial Inc 312,090
8,999 Western Union Co/The 125,806
Total Financial Services 25,957,920
Food, Beverage & Tobacco - 2.6%
188 (b) Boston Beer Co Inc/The, Class A 57,231
846 Cal-Maine Foods Inc 49,787
46,630 Coca-Cola Co/The 2,852,823
1,222 (b) Darling Ingredients Inc 56,835
6,799 Flowers Foods Inc 161,476
646 (b) Freshpet Inc 74,846
2,784 Ingredion Inc 325,310

Shares Description (a) Value
Food, Beverage & Tobacco (continued)
485 Lancaster Colony Corp $ 100,701
16,493 PepsiCo Inc 2,886,440
11,325 Philip Morris International Inc 1,037,597
4,686 (b) Pilgrim's Pride Corp 160,824
3,247 (b) Post Holdings Inc 345,091
2,100 (b) Simply Good Foods Co/The 71,463
Total Food, Beverage & Tobacco 8,180,424
Health Care Equipment & Services - 5.4%
18,190 Abbott Laboratories 2,067,476
1,223 (b) Acadia Healthcare Co Inc 96,886
43 (b) Amedisys Inc 3,963
23,584 (b) Boston Scientific Corp 1,615,268
279 Chemed Corp 179,098
1,373 CONMED Corp 109,950
10,546 CVS Health Corp 841,149
1,637 (b) Doximity Inc, Class A 44,052
1,958 Elevance Health Inc 1,015,301
2,253 Encompass Health Corp 186,053
2,404 (b) Enovis Corp 150,130
5,911 (b) Envista Holdings Corp 126,377
2,780 (b) Globus Medical Inc, Class A 149,119
757 (b) Haemonetics Corp 64,610
1,783 Humana Inc 618,202
639 (b) ICU Medical Inc 68,577
767 (b) Inari Medical Inc 36,801
481 (b) Inspire Medical Systems Inc 103,314
3,572 (b) Intuitive Surgical Inc 1,425,549
697 (b) Lantheus Holdings Inc 43,381
1,911 McKesson Corp 1,025,920
15,485 Medtronic PLC 1,349,518
1,383 (b) Merit Medical Systems Inc 104,762
5,175 (b) Neogen Corp 81,662
1,008 (b) Omnicell Inc 29,464
2,090 (b) Option Care Health Inc 70,099
433 (b) Penumbra Inc 96,637
230 (b) QuidelOrtho Corp 11,026
162 (b) Shockwave Medical Inc 52,752
361 (b) STAAR Surgical Co 13,819
1,122 (b) Tandem Diabetes Care Inc 39,730
3,394 (b) Teladoc Health Inc 51,249
1,806 (b) Tenet Healthcare Corp 189,829
8,674 UnitedHealth Group Inc 4,291,028
1,340 (b) Veeva Systems Inc, Class A 310,465
Total Health Care Equipment & Services 16,663,216
Household & Personal Products - 1.2%
1,282 (b) BellRing Brands Inc 75,676
22,455 Procter & Gamble Co/The 3,643,324
Total Household & Personal Products 3,719,000
Insurance - 2.3%
2,124 American Equity Investment Life Holding
Co
119,411
1,136 American Financial Group Inc/OH 155,041
5,688 Arthur J Gallagher & Co 1,422,228
4,942 Fidelity National Financial Inc 262,420
650 Hanover Insurance Group Inc/The 88,511
196 Kinsale Capital Group Inc 102,849
117 (b) Markel Group Inc 178,013

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

SPXX
Shares Description (a) Value
Insurance (continued)
8,946 Marsh & McLennan Cos Inc $ 1,842,696
4,947 Old Republic International Corp 151,972
1,422 Primerica Inc 359,709
1,161 Reinsurance Group of America Inc 223,934
436 RenaissanceRe Holdings Ltd 102,473
965 RLI Corp 143,274
1,002 Selective Insurance Group Inc 109,388
6,012 Travelers Cos Inc/The 1,383,602
7,525 Unum Group 403,792
Total Insurance 7,049,313
Materials - 1.8%
2,176 Alcoa Corp 73,527
2,414 Ashland Inc 235,051
7,632 (b) Axalta Coating Systems Ltd 262,464
3,411 Berry Global Group Inc 206,297
2,824 Cabot Corp 260,373
4,941 Chemours Co/The 129,751
4,597 (b) Cleveland-Cliffs Inc 104,536
4,146 Crown Holdings Inc 328,613
12,941 Element Solutions Inc 323,266
10,647 Graphic Packaging Holding Co 310,679
3,334 HB Fuller Co 265,853
14,773 Hecla Mining Co 71,058
11,656 Huntsman Corp 303,406
212 (b) Ingevity Corporation 10,112
1,550 Louisiana-Pacific Corp 130,061
1,379 Minerals Technologies Inc 103,811
2,400 (b),(d) MP Materials Corp 34,320
225 NewMarket Corp 142,790
3,302 Olin Corp 194,158
555 Reliance Inc 185,470
2,738 Royal Gold Inc 333,516
3,446 RPM International Inc 409,902
1,203 Scotts Miracle-Gro Co/The 89,732
1,579 Sensient Technologies Corp 109,251
3,858 Silgan Holdings Inc 187,344
2,718 Southern Copper Corp 289,521
199 Stepan Co 17,918
8,818 Tronox Holdings PLC 152,992
3,022 United States Steel Corp 123,237
1,794 Westlake Corp 274,123
Total Materials 5,663,132
Media & Entertainment - 8.7%
44,594 (b),(c) Alphabet Inc, Class A 6,730,572
37,014 (b),(c) Alphabet Inc, Class C 5,635,752
16 (b) AMC Entertainment Holdings Inc, Class A 60
40,347 Comcast Corp, Class A 1,749,043
1,498 (b) IAC Inc 79,903
1,107 (b) Liberty Media Corp-Liberty Formula One,
Class A
65,025
1,131 (b) Liberty Media Corp-Liberty Live, Class A 47,898
16,581 Meta Platforms Inc 8,051,402
3,464 (b) Netflix Inc 2,103,790
2,539 (b) Pinterest Inc, Class A 88,027
1,382 (b) ROBLOX Corp, Class A 52,765
641 (b) Roku Inc 41,774
21,538 (d) Sirius XM Holdings Inc 83,567
721 (b) Spotify Technology SA 190,272
704 TKO Group Holdings Inc 60,833

Shares Description (a) Value
Media & Entertainment (continued)
2,279 (b) TripAdvisor Inc $ 63,333
14,897 Walt Disney Co/The 1,822,797
872 (b) Ziff Davis Inc 54,971
Total Media & Entertainment 26,921,784
Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
15,731 AbbVie Inc 2,864,615
2,527 (b) Alkermes PLC 68,406
5,222 (c) Amgen Inc 1,484,719
913 (b) BioMarin Pharmaceutical Inc 79,741
10,304 Bristol-Myers Squibb Co 558,786
1,543 Bruker Corp 144,949
5,710 Danaher Corp 1,425,901
5,649 (b) Elanco Animal Health Inc 91,966
6,385 Eli Lilly & Co 4,967,274
1,149 (b) Exact Sciences Corp 79,350
4,414 (b) Exelixis Inc 104,744
1,621 (b) Halozyme Therapeutics Inc 65,942
1,132 (b) Ionis Pharmaceuticals Inc 49,072
862 (b) Jazz Pharmaceuticals PLC 103,802
18,193 Johnson & Johnson 2,877,951
395 (b) Medpace Holdings Inc 159,639
23,452 Merck & Co Inc 3,094,491
3,026 (b) Mural Oncology PLC 14,797
904 (b) Neurocrine Biosciences Inc 124,680
50,011 Pfizer Inc 1,387,805
186 (b) Repligen Corp 34,209
399 (b) Sarepta Therapeutics Inc 51,655
3,729 Thermo Fisher Scientific Inc 2,167,333
798 (b) United Therapeutics Corp 183,317
2,534 (b) Vertex Pharmaceuticals Inc 1,059,237
Total Pharmaceuticals, Biotechnology & Life Sciences 23,244,381
Real Estate Management & Development - 0.1%
1,231 (b) Jones Lang LaSalle Inc 240,156
1,785 (b) Zillow Group Inc, Class C 87,072
Total Real Estate Management & Development 327,228
Semiconductors & Semiconductor Equipment - 10.2%
5,912 Analog Devices Inc 1,169,334
11,856 (c) Applied Materials Inc 2,445,063
3,687 Broadcom Inc 4,886,786
34,415 Intel Corp 1,520,111
861 (b) Lattice Semiconductor Corp 67,356
3,050 Marvell Technology Inc 216,184
9,246 Microchip Technology Inc 829,459
1,740 MKS INSTRUMENTS INC 231,420
18,369 NVIDIA Corp 16,597,493
10,222 QUALCOMM Inc 1,730,585
693 (b) Semtech Corp 19,051
10,200 Texas Instruments Inc 1,776,942
521 Universal Display Corp 87,762
597 (b) Wolfspeed Inc 17,612
Total Semiconductors & Semiconductor Equipment 31,595,158
Software & Services - 10.9%
3,572 (b) Adobe Inc 1,802,431
993 (b) Altair Engineering Inc, Class A 85,547
2,425 Amdocs Ltd 219,147
387 (b) BILL Holdings Inc 26,595

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

SPXX
Shares Description (a) Value
Software & Services (continued)
937 (b) BlackLine Inc $ 60,511
2,883 (b) Box Inc, Class A 81,647
805 (b) Cloudflare Inc, Class A 77,948
581 (b) Crowdstrike Holdings Inc, Class A 186,263
382 (b) DocuSign Inc 22,748
7,313 (b) Dropbox Inc, Class A 177,706
1,426 (b) Dynatrace Inc 66,223
515 (b) Elastic NV 51,624
1,172 (b) Five9 Inc 72,793
340 (b) Globant SA 68,646
2,467 (b) GoDaddy Inc, Class A 292,784
2,495 Intuit Inc 1,621,750
673 (b) Manhattan Associates Inc 168,405
55,232 Microsoft Corp 23,237,206
55 (b),(d) MicroStrategy Inc, Class A 93,751
192 (b) MongoDB Inc 68,859
2,273 (b) Nutanix Inc, Class A 140,290
370 (b) Okta Inc 38,709
14,001 Oracle Corp 1,758,666
4,962 (b) Palantir Technologies Inc, Class A 114,176
380 Pegasystems Inc 24,563
1,278 (b) RingCentral Inc, Class A 44,398
7,476 Salesforce Inc 2,251,622
2,769 (b) SentinelOne Inc, Class A 64,545
237 (b) Snowflake Inc, Class A 38,299
1,641 (b) Teradata Corp 63,457
632 (b) Trade Desk Inc/The, Class A 55,249
1,346 (b) Twilio Inc, Class A 82,308
3,241 (b) UiPath Inc, Class A 73,473
1,252 (b) Unity Software Inc 33,428
410 (b) Wix.com Ltd 56,367
1,207 (b) Workday Inc, Class A 329,209
2,638 (b) Zoom Video Communications Inc, Class A 172,446
Total Software & Services 33,823,789
Technology Hardware & Equipment - 7.1%
108,834 (c) Apple Inc 18,662,854
1,206 (b) Arrow Electronics Inc 156,129
3,111 Avnet Inc 154,243
3,370 (b) Ciena Corp 166,647
43,703 Cisco Systems Inc 2,181,216
1,796 (b) Coherent Corp 108,874
5,255 Dell Technologies Inc, Class C 599,648
691 (b) IPG Photonics Corp 62,667
1,321 (b) Pure Storage Inc, Class A 68,679
Total Technology Hardware & Equipment 22,160,957
Telecommunication Services - 0.5%
1,094 (b) United States Cellular Corp 39,931
37,283 Verizon Communications Inc 1,564,395
Total Telecommunication Services 1,604,326
Transportation - 1.6%
942 Copa Holdings SA, Class A 98,119
1,506 (b) GXO Logistics Inc 80,963
2,294 Knight-Swift Transportation Holdings Inc 126,216
397 (b) Saia Inc 232,245
15,981 (b) Uber Technologies Inc 1,230,377
6,904 Union Pacific Corp 1,697,901
8,871 United Parcel Service Inc, Class B 1,318,496

Shares Description (a) Value
Transportation (continued)
1,308 (b) XPO Inc $ 159,615
Total Transportation 4,943,932
Utilities - 2.0%
1,280 ALLETE Inc 76,339
2,908 Brookfield Renewable Corp, Class A 71,450
469 Clearway Energy Inc, Class C 10,810
11,288 Consolidated Edison Inc 1,025,063
16,505 Duke Energy Corp 1,596,198
9,953 Essential Utilities Inc 368,759
3,823 IDACORP Inc 355,118
2,125 New Jersey Resources Corp 91,184
18,838 NextEra Energy Inc 1,203,937
13,405 OGE Energy Corp 459,792
837 Otter Tail Corp 72,317
3,380 PNM Resources Inc 127,223
7,972 Portland General Electric Co 334,824
69 Southwest Gas Holdings Inc 5,253
1,283 (b),(d) Sunnova Energy International Inc 7,865
5,242 Vistra Corp 365,105
Total Utilities 6,171,237
Total Common Stocks
(cost $104,772,148) 307,548,145
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .4 % X 4,247,815
3,500
SPDR S&P 500 ETF Trust
$ 1,830,745
9,300
Vanguard Total Stock Market ETF
2,417,070
Total Exchange-Traded Funds
(cost $3,536,709) 4,247,815
Type Description (e)
Number of
Contracts
Notional
Amount (f)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0 .0%
Put S&P 500 Index 15 $ 6,750,000 $ 4500 4/19/24 $ 2,513
Total Options Purchased
(cost $6,036) 15 $ 6,750,000 2,513
Total Long-Term Investments
(cost $108,314,893) 311,798,473
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
304,034 (g) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(h) $ 304,034
Total Investments Purchased with Collateral from Securities Lending
(cost $304,034) 304,034

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

SPXX
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.1%
X –
REPURCHASE AGREEMENTS - 0 .1 % X 235,960
$ 236 (i) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 $ 235,960
Total Repurchase Agreements
(cost $235,960) 235,960
Total Short-Term Investments
(cost $235,960) 235,960
Total Investments (cost $ 108,854,887 ) - 100 .8% 312,338,467
Other Assets & Liabilities, Net -  (0.8)% (2,625,234)
Net Assets Applicable to Common Shares - 100% $ 309,713,233
Options Written
Type Description (e)
Number of
Contracts
Notional
Amount (f)
Exercise
Price Expiration Date Value
Call S&P 500 Index (30) $ (15,600,000) $ 5,200 4/05/24 $ (199,350)
Call Russell 2000 Index/Old (22) (4,840,000) 2,200 4/19/24 (25,960)
Call S&P 500 Index (100) (51,350,000) 5,135 4/19/24 (1,474,500)
Call S&P 500 Index (30) (15,600,000) 5,200 4/19/24 (284,550)
Call S&P 500 Index (25) (13,250,000) 5,300 4/19/24 (87,875)
Call S&P 500 Index (15) (7,875,000) 5,250 4/30/24 (118,650)
Call S&P 500 Index (50) (26,300,000) 5,260 4/30/24 (367,500)
Call S&P 500 Index (20) (10,600,000) 5,300 4/30/24 (104,000)
Call S&P 500 Index (50) (26,500,000) 5,300 5/10/24 (350,000)
Total Options Written (premiums received $2,126,177) (342) $(171,915,000) $(3,012,385)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 307,548,145 $ – $ – $ 307,548,145
Exchange-Traded Funds 4,247,815 – – 4,247,815
Options Purchased 2,513 – – 2,513
Investments Purchased with Collateral from
Securities Lending 304,034 – – 304,034
Short-Term Investments:
Repurchase Agreements – 235,960 – 235,960
Investments in Derivatives:
Options Written (3,012,385) – – (3,012,385)
Total
$ 309,090,122 $ 235,960 $ – $ 309,326,082
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $281,283.
(e) Exchange-traded, unless otherwise noted.
(f) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(g) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $236,002 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/41, valued at $240,745.
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt